Share Based Payment - Summary of Number and Weighted Average Exercise Price of Employee Stock Options under Bona Vita ESOP (Detail) - Bona Vita Employees Stock Option Plan 2016 [Member]	12 Months Ended
	Mar. 31, 2021 shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance		13,664	21,955
Number of options, granted	0	0	0
Number of options, Forfeited and expired		(9,117)	(8,291)
Number of options, Exercised		(4,547)
Number of options outstanding, ending balance			13,664
Number of options, exercisable			13,664
Weighted average exercise price per share outstanding, beginning balance | $ / shares		$ 0.0154	$ 0.0154
Weighted average exercise price per share, Forfeited and expired | $ / shares		0.0141	0.0154
Weighted average exercise price per share, Exercised | $ / shares		$ 0.0141
Weighted average exercise price per share outstanding, ending balance | $ / shares			0.0154
Weighted average exercise price per share, ending balance | $ / shares			$ 0.0154